Leases - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases
2023	$ 1,082
2024	3,212
2025	3,382
2026	2,836
2027	2,599
Thereafter	6,539
Total undiscounted future cash flows	19,650
Less: Interest	(6,860)
Present value of operating lease liabilities	$ 12,790